General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Salaries and benefits
Salaries and benefits	$ 5,413	$ 5,631	$ 12,055	$ 13,442
Depreciation	306	320	737	620
Professional fees, audit and regulatory	2,317	2,648	4,386	4,499
Business travel	483	398	1,166	983
Business taxes	131	260	998	882
Insurance	522	492	1,013	985
Other	2,155	1,273	3,944	3,136
Total general and administrative	$ 11,327	$ 11,022	$ 24,299	$ 24,547